Organization and Principal Activities (Details Narrative)				1 Months Ended	12 Months Ended
	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)	Sep. 16, 2014
New shares issued, value						$ 18,205,522
Offering expenses						$ 1,262,562
Common stock, shares issued | shares					22,114,188	22,114,188
Common stock, shares outstanding | shares					22,114,188	22,114,188
Net income (loss)					$ (3,818,737)	$ 24,048,184	$ 13,888,767
Exclusive Option Agreement [Member]
Agreement term			10 years
Sheng Ying Xin [Member]
Percentage of ownership of subsidiary								100.00%
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Percentage of net profit			100.00%
Agreement term			10 years
Jianxin Lin [Member]
Net income (loss)				$ 2,062,000
IPO [Member]
Warrants issued to purchase shares | shares		91,042							91,042
Warrant exercise price, percentage		120.00%
Warrant exercise price | $ / shares		$ 12
Warrant exercisable term		2 years
IPO [Member] | New Investors [Member]
Number of new shares issued | shares	2,023,146
Shares issued price per share | $ / shares	$ 10.00
New shares issued, value	$ 20,231,460
Offering expenses	1,262,562
Deferred issuing cost	$ 763,365
RMB [Member] | Exclusive Option Agreement [Member]
Consideration for exercise option | ¥			¥ 1
Sheng Ying Xin [Member]
Registered capital										$ 726,600
Percentage of ownership of subsidiary										1.00%	1.00%
Direct ownership percentage												99.00%
Indirect ownership percentage												1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital | ¥											¥ 5,000,000
Mr. Jianxin Lin [Member]
Percentage of ownership of subsidiary					73.89%